Income Tax And Social Contribution - Summary of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deferred tax assets		R$ 31,346	R$ 13,487
Beginning balance		13,487	9,241
to profit and loss		6,208	4,246
Deferred assets recognized as a result of business combination		10,824
Foreign exchange variation of deferred tax assets abroad		827
Ending balance		31,346	13,487
Deferred tax liabilities
Deferred tax liabilities		(5,086)	(3,883)
Estimated revenue		(622)	(815)
Beginning balance		(3,883)	(8,340)
to profit and loss		(844)	4,457
Foreign exchange variation of deferred tax liabilities assets abroad		(22)
Deferred liabilities recognized as a result of business combination		(337)
Ending balance		(5,086)	(3,883)
Tax Losses [Member]
Deferred tax assets
Deferred tax assets		13,102	6,066
Beginning balance		6,066	4,912
to profit and loss		(588)	1,154
Deferred assets recognized as a result of business combination		7,053
Foreign exchange variation of deferred tax assets abroad		571
Ending balance		13,102	6,066
Leases [Member]
Deferred tax assets
Deferred tax assets		68	1,084
Beginning balance		1,084	1,805
to profit and loss		(675)	(721)
Deferred assets recognized as a result of business combination		(360)
Foreign exchange variation of deferred tax assets abroad		19
Ending balance		68	1,084
Deferred tax liabilities
Deferred tax liabilities		(984)	(351)
Beginning balance		(351)	(49)
to profit and loss		(633)	(302)
Foreign exchange variation of deferred tax liabilities assets abroad		0
Deferred liabilities recognized as a result of business combination		0
Ending balance		(984)	(351)
RSU [Member]
Deferred tax assets
Deferred tax assets		3,103	2,188
Beginning balance		2,188	1,628
to profit and loss		915	560
Deferred assets recognized as a result of business combination		0
Foreign exchange variation of deferred tax assets abroad		0
Ending balance		3,103	2,188
Other [Member]
Deferred tax assets
Deferred tax assets		3,615
Ending balance		3,615
Financial Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(2,287)	(1,147)
Beginning balance		(1,147)	(973)
to profit and loss		(771)	(174)
Foreign exchange variation of deferred tax liabilities assets abroad		(32)
Deferred liabilities recognized as a result of business combination		(337)
Ending balance		(2,287)	(1,147)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(1,193)	(1,570)
Beginning balance		(1,570)
Ending balance		(1,193)	(1,570)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(1,815)	(2,385)
Beginning balance		(2,385)	(2,568)
to profit and loss		570	183
Foreign exchange variation of deferred tax liabilities assets abroad		0
Deferred liabilities recognized as a result of business combination		0
Ending balance		(1,815)	(2,385)
Contingent consideration [member]
Deferred tax assets
Deferred tax assets		5,849	646
Beginning balance		646
Ending balance		5,849	646
Deferred tax liabilities
Deferred tax liabilities		0	0
Beginning balance		0	(4,750)
to profit and loss		0	4,750
Foreign exchange variation of deferred tax liabilities assets abroad		0
Deferred liabilities recognized as a result of business combination		0
Ending balance		0	0
Income Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(4,464)	(3,068)
Beginning balance		(3,068)
Ending balance		(4,464)	(3,068)
Taxes And Contribution [Member]
Deferred tax liabilities
Deferred tax liabilities		(622)	(815)
Beginning balance		(815)
Ending balance		(622)	(815)
Interest expense on obligation [Member]
Deferred tax assets
Deferred tax assets		3,190	2,121
Beginning balance		2,121
Ending balance		3,190	2,121
Amortization [Member]
Deferred tax assets
Deferred tax assets		2,419	1,382
Beginning balance		1,382
Ending balance		2,419	1,382
Other [Member]
Deferred tax assets
Deferred tax assets	[1]	15,072	4,149
Beginning balance	[1]	4,149	896
to profit and loss	[1]	6,505	3,253
Deferred assets recognized as a result of business combination		4,131
Foreign exchange variation of deferred tax assets abroad		287
Ending balance	[1]	R$ 15,072	R$ 4,149

[1]	Comprises mainly deferred taxes related to interest expense on obligation for ownership acquisition, amortization on management contracts and contingent consideration.